FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Investments with Continuous Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	$ 53,142	$ 68,581
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(3,075)	(3,479)
Investments with continuous unrealized losses for 12 months or more, Fair value	72,571	97,892
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(4,129)	(9,315)
Total Investments with continuous unrealized losses, Fair value	125,713	166,473
Total Investments with continuous unrealized losses, Unrealized losses	(7,204)	(12,794)
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	49,843	57,388
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(3,073)	(3,160)
Investments with continuous unrealized losses for 12 months or more, Fair value	67,167	87,065
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(4,044)	(8,496)
Total Investments with continuous unrealized losses, Fair value	117,010	144,453
Total Investments with continuous unrealized losses, Unrealized losses	(7,117)	(11,656)
Government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	3,299	11,193
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(2)	(319)
Investments with continuous unrealized losses for 12 months or more, Fair value	5,404	10,363
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(85)	(811)
Total Investments with continuous unrealized losses, Fair value	8,703	21,556
Total Investments with continuous unrealized losses, Unrealized losses	$ (87)	(1,130)
Municipal bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value		0
Investment with continuous unrealized losses for less than 12 months, Unrealized losses		0
Investments with continuous unrealized losses for 12 months or more, Fair value		464
Investments with continuous unrealized losses for 12 months or more, Unrealized losses		(8)
Total Investments with continuous unrealized losses, Fair value		464
Total Investments with continuous unrealized losses, Unrealized losses		$ (8)